Document and Entity Information	9 Months Ended
Jun. 30, 2018
Document And Entity Information
Entity Registrant Name	NATURAL HEALTH FARM HOLDINGS INC
Entity Central Index Key	0001621697
Document Type	S-1
Trading Symbol	NHEL
Document Period End Date	Jun. 30, 2018
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Entity Small Business	true
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false